Revolving Facility and Deferred Financing Costs - Additional Information (Detail) - Revolving Facility [member] $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	LIBOR
Borrowings Maximum Leverage Ratio	4.00
Borrowings required interest coverage ratio	3.00
Borrowings	$ 0
Deferred financing costs	2,600	$ 1,700
Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Available credit facility	$ 350,000
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings standby fee percentage	0.422%
Bottom of range [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.875%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings standby fee percentage	0.675%
Top of range [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.00%